Schedule of Investments (unaudited)
February 28, 2023
BlackRock Infrastructure Sustainable Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Commercial Services & Supplies — 4.0%
Smart Metering Systems PLC	34,108	$ 354,061
Diversified Telecommunication Services — 7.8%
Cellnex Telecom SA(a)	12,599	472,700
IHS Holding Ltd.(b)	11,899	91,622
Infrastrutture Wireless Italiane SpA(a)	12,043	132,546
		696,868
Electric Utilities — 26.9%
CLP Holdings Ltd.	35,500	251,050
EDP - Energias de Portugal SA	55,573	279,850
Enel SpA	62,688	351,652
Eversource Energy	4,610	347,410
Exelon Corp.	2,110	85,223
Hydro One Ltd.(a)	5,625	145,974
NextEra Energy, Inc.	1,785	126,788
Orsted AS(a)	1,019	88,697
SSE PLC	11,737	245,643
Terna - Rete Elettrica Nazionale	56,410	424,059
Xcel Energy, Inc.	668	43,133
		2,389,479
Equity Real Estate Investment Trusts (REITs) — 15.5%
Aedifica SA	1,003	84,777
Alexandria Real Estate Equities, Inc.	1,658	248,335
American Tower Corp.	1,509	298,797
Equinix, Inc.	251	172,756
Physicians Realty Trust	8,848	131,216
SBA Communications Corp.	1,705	442,192
		1,378,073
Independent Power and Renewable Electricity Producers — 6.1%
Boralex, Inc., Class A	7,408	197,348
Clearway Energy, Inc., Class C	11,166	350,724
		548,072
IT Services — 4.1%
NEXTDC Ltd.(b)	52,566	361,675
Multi-Utilities — 8.6%
National Grid PLC	43,576	546,867
Public Service Enterprise Group, Inc.	2,133	128,897
REN - Redes Energeticas Nacionais SGPS SA	32,541	87,491
		763,255
Security	Shares	Value
Road & Rail — 4.4%
Canadian Pacific Railway Ltd.	1,189	$ 90,301
CSX Corp.	7,174	218,735
West Japan Railway Co.	2,200	85,389
		394,425
Transportation Infrastructure — 10.8%
Aena SME SA(a)(b)	619	95,763
Flughafen Zurich AG, Registered Shares(b)	1,240	224,479
Fraport AG Frankfurt Airport Services Worldwide(b)	5,921	320,503
Getlink SE	7,713	129,539
Transurban Group	19,705	187,507
		957,791
Water Utilities — 4.8%
Severn Trent PLC	12,857	424,657
Total Long-Term Investments — 93.0% (Cost: $8,747,246)		8,268,356
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(c)(d)	414,127	414,127
Total Short-Term Securities — 4.6% (Cost: $414,127)		414,127
Total Investments — 97.6% (Cost: $9,161,373)		8,682,483
Other Assets Less Liabilities — 2.4%		210,281
Net Assets — 100.0%		$ 8,892,764
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 94,744	$ 319,383(a)	$ —	$ —	$ —	$ 414,127	414,127	$ 7,993	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(28)(a)	28	—	—	—	488(c)	—
				$ 28	$ —	$ 414,127		$ 8,481	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Infrastructure Sustainable Opportunities Fund
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(c)	08/19/26	$ 101,660	$ (2,518)(b)	$ 104,154	1.2%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $24 of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	26 basis points
Benchmarks:	Euro Short-Term Rate: EUR 1 Day

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
EDP - Energias de Portugal SA	20,683	$ 104,154	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$104,154
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Infrastructure Sustainable Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Commercial Services & Supplies	$ 354,061	$ —	$ —	$ 354,061
Diversified Telecommunication Services	91,622	605,246	—	696,868
Electric Utilities	748,528	1,640,951	—	2,389,479
Equity Real Estate Investment Trusts (REITs)	1,293,296	84,777	—	1,378,073
Independent Power and Renewable Electricity Producers	548,072	—	—	548,072
IT Services	—	361,675	—	361,675
Multi-Utilities	128,897	634,358	—	763,255
Road & Rail	309,036	85,389	—	394,425
Transportation Infrastructure	—	957,791	—	957,791
Water Utilities	—	424,657	—	424,657
Short-Term Securities
Money Market Funds	414,127	—	—	414,127
	$ 3,887,639	$ 4,794,844	$ —	$ 8,682,483
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ —	$ (2,518)	$ —	$ (2,518)
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
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